Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets and Liabilities
Non-capital tax loss carry-forwards	$ 18,291	$ 18,692
Interests in resource properties	(49,187)	(59,864)
Other assets	(5,897)	(5,655)
Other liabilities	(10,100)	(11,015)
Net	(46,893)	(57,842)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	9,677	9,619
Deferred income tax liabilities	(56,570)	(67,461)
Net	$ (46,893)	$ (57,842)